Virtus Seix Floating Rate High Income Fund
Virtus Seix Floating Rate High Income Fund
Investment Objective
The fund has an investment objective of attempting to provide a high level of current income.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 144 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 114 of the fund’s statement of additional information.

The Virtus Seix Floating Rate High Income Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Floating Rate High Income Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Seix Floating Rate High Income Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Seix Floating Rate High Income Fund		Class A	Class C	Class I	Class R6
Management Fees		0.41%	0.41%	0.41%	0.41%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.29%	0.21%	0.29%	0.17%
Total Annual Fund Operating Expenses		0.95%	1.62%	0.70%	0.58%
Less: Fee Waivers and/or Expense Reimbursements	[1]	(0.01%)	(0.10%)	(0.08%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.94%	1.52%	0.62%	0.52%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.94% for Class A Shares, 1.52% for Class C Shares, 0.62% for Class I Shares and 0.52% for Class R6 Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Seix Floating Rate High Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	368	568	785	1,408
Class C	Sold	255	501	872	1,914
Class I	Sold	63	216	382	863
Class R6	Sold	53	180	318	720

Expense Example, No Redemption - Virtus Seix Floating Rate High Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	368	568	785	1,408
Class C	Held	155	501	872	1,914
Class I	Held	63	216	382	863
Class R6	Held	53	180	318	720

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans and other floating rate debt instruments. These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are generally floating, not fixed, and are tied to a benchmark lending rate, the most popular of which is the London Interbank Offered Rate (“LIBOR”) or are set at a specified floor, whichever is higher.

The fund invests all or substantially all of its assets in first- and second-lien senior floating rate loans, or debt instruments that are rated below investment grade by Moody’s and Standard & Poor’s (sometimes referred to as “junk bonds”) or in comparable unrated instruments. The fund may also invest up to 20% of its net assets in any combination of junior debt instruments or instruments with a lien on collateral lower than a senior claim on collateral, high yield fixed-rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), and short-term investments, including money market securities and repurchase agreements. The fund may invest a portion of its assets in instruments that are restricted as to resale.

In selecting investments for purchase and sale, the subadviser will emphasize loans and instruments which are within the segment of the high yield market it has targeted, which are loans and instruments rated below investment grade or unrated loans and instruments that the subadviser believes are of comparable quality. The fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual instruments in which the fund may invest. The fund may also engage in certain hedging transactions.

In order to meet short-term liquidity needs, the fund employs a variety of techniques, such as investing in highly-liquid fixed income instruments and holding a portion of its assets in cash. Although not a principal investment strategy, the fund may, under certain market conditions, borrow an amount up to 33 1/3% of its total assets (including the amount borrowed) for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes.

Some types of senior loans in which the fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the fund must have funds sufficient to cover its contractual obligation. Therefore, the fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The fund will not encumber any assets that are otherwise encumbered.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with floating rate loan or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first- and second-lien senior floating rate loans and other floating rate debt instruments.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are:

>      Asset-Backed Securities.  The risk that changes in interest rates will cause both extension and prepayment risks for asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>      Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

>      Credit Risk.  The risk that the issuer of an instrument will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the instrument to decline. Debt instruments rated below investment grade are especially susceptible to this risk.

>      Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>      Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>      Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>      Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt instruments, especially those with longer maturities, will fall.

>      Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>      Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>      Redemption Risk.  The risk that redemption by one or more large shareholders or groups of shareholders of their holdings in the fund has an adverse impact on the remaining shareholders in the fund by causing the fund to take actions it would not otherwise take at a given time.

>      Short-Term Investments Risk.  The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.

>      Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>      U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	12.47%	Worst Quarter:	Q3/2011:	-3.66%	Year to Date (3/31/19):	4.01%

Average Annual Total Returns (for the periods ended 12/31/18)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Seix Floating Rate High Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	0.22%	2.88%	6.98%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	(1.77%)	0.88%	4.92%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.15%	1.30%	4.64%
Class A	Return Before Taxes	(2.85%)	2.00%	6.35%
Class C	Return Before Taxes	(0.68%)	1.97%	5.99%
Class R6	Return Before Taxes	0.20%			3.51%	Jan. 30, 2015
Class R6 | Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)				3.65%	Jan. 30, 2015
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	1.14%	3.33%	8.30%

The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar-denominated leveraged loan market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.